REVENUE (Details - Revenue by geographic destination) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 14,318	$ 412,769	$ 25,168	$ 1,950,602
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	14,318	155,386	25,168	374,652
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	0	207,404	0	1,389,667
Rest Of World [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 49,979	$ 0	$ 186,283